UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04642

            Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

                             Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                Hartford, CT 06103-4506

                                                          (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.5%

Consumer Discretionary—21.2%
Amazon.com, Inc.(2)	6,060	$2,255
Home Depot, Inc. (The)	52,320	5,944
Las Vegas Sands Corp.	61,170	3,367
Netflix, Inc.(2)	4,670	1,946
NIKE, Inc. Class B	90,170	9,047
Priceline Group, Inc. (The)(2)	4,150	4,831
Ross Stores, Inc.	57,420	6,050
Starbucks Corp.	75,730	7,171
Time Warner, Inc.	35,460	2,994
TripAdvisor, Inc.(2)	41,170	3,424

		47,029

Consumer Staples—11.4%
Colgate-Palmolive Co.	62,150	4,310
Costco Wholesale Corp.	30,627	4,640
Estee Lauder Cos., Inc. (The) Class A	32,340	2,689
Mead Johnson Nutrition Co.	40,760	4,098
Monster Beverage Corp.(2)	68,611	9,495

		25,232

Energy—2.1%
Core Laboratories N.V.	13,280	1,388
Schlumberger Ltd.	40,430	3,373

		4,761

Financials—1.3%
Charles Schwab Corp. (The)	93,970	2,860

Health Care—16.7%
Amgen, Inc.	12,200	1,950
Bristol-Myers Squibb Co.	67,810	4,374
Celgene Corp.(2)	39,630	4,569
Cerner Corp.(2)	72,074	5,280
Gilead Sciences, Inc.(2)	66,960	6,571
Intuitive Surgical, Inc.(2)	6,200	3,131
Medidata Solutions, Inc.(2)	64,020	3,140
Perrigo Co. plc	23,880	3,953
Zoetis, Inc.	89,810	4,157

		37,125

Industrials—7.6%
Canadian Pacific Railway Ltd.	9,000	1,644
Danaher Corp.	49,820	4,230
Roper Industries, Inc.	28,760	4,947

	SHARES	VALUE

Industrials—(continued)
Towers Watson & Co. Class A	45,030	$5,952

		16,773

Information Technology—37.3%
Accenture plc Class A	34,890	3,269
Amphenol Corp. Class A	106,920	6,301
ANSYS, Inc.(2)	55,640	4,907
Apple, Inc.	146,420	18,219
Applied Materials, Inc.	252,780	5,703
Baidu, Inc. Sponsored ADR(2)	21,360	4,451
CoStar Group, Inc.(2)	20,043	3,965
Facebook, Inc. Class A(2)	176,750	14,531
Fleetmatics Group plc(2)	103,380	4,637
Tableau Software, Inc. Class A(2)	41,960	3,882
Twitter, Inc.(2)	44,110	2,209
Visa, Inc. Class A	105,810	6,921
Workday, Inc.(2)	46,340	3,912

		82,907

Materials—1.9%
Ecolab, Inc.	36,560	4,182

TOTAL COMMON STOCKS (Identified Cost $137,518)		220,869

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $137,518)		220,869

SHORT-TERM INVESTMENTS—0.6%

Money Market Mutual Fund—0.6%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	1,416,251	1,416

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,416)		1,416

TOTAL INVESTMENTS—100.1% (Identified Cost $138,934)		222,285(1)

Other assets and liabilities, net—(0.1)%		(197)

NET ASSETS—100.0%		$222,088

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$220,869	$220,869
Short-Term Investments	1,416	1,416
Total Investments	$222,285	$222,285

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

VIRTUS GROWTH & INCOME SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.4%

Consumer Discretionary—16.6%
American Eagle Outfitters, Inc.	161,000	$2,750
Ford Motor Co.	176,000	2,841
GameStop Corp. Class A	22,000	835
Lear Corp.	25,000	2,770
Macy’s, Inc.	43,000	2,791
Michael Kors Holdings Ltd.(2)	35,000	2,301
Regal Entertainment Group Class A	121,000	2,764
Royal Caribbean Cruises Ltd.	36,000	2,947
Viacom, Inc. Class B	36,000	2,459

		22,458

Consumer Staples—3.9%
Archer-Daniels-Midland Co. (The)	54,000	2,560
PepsiCo, Inc.	28,000	2,677

		5,237

Energy—8.1%
Continental Resources, Inc.(2)	61,000	2,664
Schlumberger Ltd.	31,000	2,587
Suncor Energy, Inc.	94,000	2,749
Valero Energy Corp.	47,000	2,990

		10,990

Financials—12.0%
BB&T Corp.	72,000	2,807
BlackRock, Inc.	7,600	2,780
Blackstone Group LP (The)	71,000	2,761
Goldman Sachs Group, Inc. (The)	14,000	2,632
JPMorgan Chase & Co.	44,000	2,666
Lincoln National Corp.	46,000	2,643

		16,289

Health Care—16.9%
Abbott Laboratories	61,000	2,826
Becton, Dickinson & Co.	19,000	2,728
Biogen, Inc.(2)	6,700	2,829
Gilead Sciences, Inc.(2)	27,000	2,650
HCA Holdings, Inc.(2)	38,000	2,859
Quest Diagnostics, Inc.	12,000	922
St. Jude Medical, Inc.	41,000	2,681
UnitedHealth Group, Inc.	24,000	2,839
Zimmer Holdings, Inc.	22,000	2,586

		22,920

	SHARES	VALUE

Industrials—17.7%
Alaska Air Group, Inc.	42,000	$2,780
Cummins, Inc.	19,000	2,634
FedEx Corp.	15,000	2,482
L-3 Communications Holdings, Inc.	22,000	2,767
Parker Hannifin Corp.	22,000	2,613
Southwest Airlines Co.	60,000	2,658
Trinity Industries, Inc.	83,000	2,947
Union Pacific Corp.	22,000	2,383
United Rentals, Inc.(2)	30,000	2,735

		23,999

Information Technology—17.8%
Apple, Inc.	22,000	2,737
EMC Corp.	100,000	2,556
Facebook, Inc. Class A(2)	32,000	2,631
Google, Inc. Class A(2)	2,000	1,109
Google, Inc. Class C(2)	3,400	1,863
Intel Corp.	77,000	2,408
MasterCard, Inc. Class A	30,000	2,592
Micron Technology, Inc.(2)	89,000	2,415
QUALCOMM, Inc.	38,000	2,635
Western Digital Corp.	24,000	2,184
Western Union Co. (The)	46,000	957

		24,087

Materials—4.4%
CF Industries Holdings, Inc.	9,200	2,610
Hi-Crush Partners LP	20,418	716
Mosaic Co. (The)	56,000	2,579

		5,905

Telecommunication Services—2.0%
Verizon Communications, Inc.	57,000	2,772

TOTAL COMMON STOCKS (Identified Cost $97,446)		134,657

TOTAL LONG TERM INVESTMENTS—99.4% (Identified Cost $97,446)		134,657

SHORT-TERM INVESTMENTS—0.7%

Money Market Mutual Fund—0.7%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	993,697	994

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $994)		994

1

VIRTUS GROWTH & INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—100.1% (Identified Cost $98,440)		135,651(1)

Other assets and liabilities, net—(0.1)%		(117)

NET ASSETS—100.0%	$	135,534

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

VIRTUS GROWTH & INCOME SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	94%
Canada	2
Liberia	2
United Kingdom	2

Total	100%

† % of total investments as of March 31, 2015

3

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2015	Level 1 Quoted Prices

Equity Securities:
Common Stocks	$134,657	$134,657
Short-Term Investments	994	994

Total Investments	$135,651	$135,651

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

PREFERRED STOCKS—8.5%

Financials—2.6%
Banco Bradesco S.A. Sponsored ADR 0.420% (Brazil)	709,437	$6,583

Information Technology—3.9%
Samsung Electronics Co., Ltd.1.770% (South Korea)	10,000	9,951

Materials—2.0%
Vale S.A. ADR 7.650% (Brazil)	1,077,500	5,226

TOTAL PREFERRED STOCKS (Identified Cost $23,979)		21,760

COMMON STOCKS—90.4%

Consumer Staples—15.0%
British American Tobacco plc (United Kingdom)	158,900	8,223
Casino Guichard Perrachon SA (France)	57,400	5,094
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)(2)	74,200	6,938
Japan Tobacco, Inc. (Japan)	288,700	9,148
Nestle S.A. Registered Shares (Switzerland)	121,000	9,139

		38,542

Energy—7.3%
ENI SpA (Italy)	153,800	2,667
John Wood Group plc (United Kingdom)	355,800	3,352
Royal Dutch Shell plc B Shares (United Kingdom)	234,900	7,314
Tenaris S.A. ADR (Italy)	193,800	5,426

		18,759

Financials—17.5%
AIA Group Ltd. (Hong Kong)	1,126,400	7,090
City Developments Ltd. (Singapore)	485,000	3,555
Daito Trust Construction Co., Ltd. (Japan)	24,900	2,787
HSBC Holdings plc (United Kingdom)	622,900	5,304
Nordea Bank AB (Sweden)	323,700	3,958
Oversea-Chinese Banking Corp. (Singapore)	634,871	4,890
Standard Chartered plc (United Kingdom)	358,559	5,816
Swire Pacific Ltd. Class B (Hong Kong)	1,405,000	3,607
Zurich Financial Services AG (Switzerland)	23,600	7,997

		45,004

	SHARES	VALUE

Health Care—9.0%
Novartis AG Registered Shares (Switzerland)	116,600	$11,536
Roche Holding AG (Switzerland)	42,300	11,670

		23,206

Industrials—18.1%
Atlas Copco AB Class A (Sweden)	204,260	6,624
Canadian National Railway Co. (Canada)	81,400	5,451
Experian plc (United Kingdom)	308,300	5,109
FANUC Corp. (Japan)	38,700	8,470
Jardine Matheson Holdings Ltd. (Hong Kong)	80,000	5,056
Rolls-Royce Holdings plc C Shares (United Kingdom)	388,900	5,498
Schindler Holding AG (Switzerland)	23,600	3,929
Schneider Electric SE (France)	37,400	2,910
Weir Group plc (The) (United Kingdom)	141,600	3,573

		46,620

Information Technology—6.3%
Check Point Software Technologies Ltd. (Israel)(2)	32,400	2,656
Taiwan Semiconductors Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	384,900	9,038
Telefonaktiebolaget LM Ericsson Class B (Sweden)	361,200	4,546

		16,240

Materials—9.6%
BHP Billiton plc (United Kingdom)	311,200	6,802
Linde AG (Germany)	23,500	4,792
Potash Corp. of Saskatchewan, Inc. (Canada)	176,500	5,690
Shin-Etsu Chemical Co., Ltd. (Japan)	115,800	7,579

		24,863

Telecommunication Services—6.5%
MTN Group Ltd. (South Africa)	287,400	4,858
Singapore Telecommunications Ltd. (Singapore)	1,964,000	6,268
TELUS Corp. (Canada)	82,700	2,747
Vodafone Group plc (United Kingdom)	908,161	2,970

		16,843

Utilities—1.1%
GDF Suez (France)	142,800	2,826

TOTAL COMMON STOCKS (Identified Cost $161,818)		232,903

TOTAL LONG TERM INVESTMENTS—98.9%
(Identified Cost $185,797)		254,663

1

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

SHORT-TERM INVESTMENTS—0.6%

Money Market Mutual Fund—0.6%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	1,608,801	$1,609

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,609)		1,609

TOTAL INVESTMENTS—99.5% (Identified Cost $187,406)		256,272(1)

Other assets and liabilities, net—0.5%		1,406

NET ASSETS—100.0%		$257,678

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	21%
Switzerland	17
Japan	11
Hong Kong	6
Singapore	6
Sweden	6
Canada	5
Other	28
Total	100%

† % of total investments as of March 31, 2015

3

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$232,903	$232,903
Preferred Stocks	21,760	21,760
Short-Term Investments	1,609	1,609
Total Investments	$256,272	$256,272

Securities held by the Series with an end of period value of $189,901 were transferred from Level 2 to Level 1 based on our valuation procedures for non-US securities.

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—1.0%

U.S. Treasury Note 1.625%, 12/31/19	$1,500	$1,519

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,515)		1,519

MUNICIPAL BONDS—1.2%

California—0.7%
Alameda Corridor Transportation Authority Series 99 - C, Taxable (NATL Insured) 6.600%, 10/1/29	875	1,065

Michigan—0.1%
Tobacco Settlement Finance Authority Taxable Series A, 7.309%, 6/1/34	200	176

Virginia—0.4%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	655	499

TOTAL MUNICIPAL BONDS (Identified Cost $1,688)		1,740

FOREIGN GOVERNMENT SECURITIES—6.1%

Argentine Republic Series NY, 8.280%, 12/31/33(11)	562	565
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	133	54
RegS 7.750%, 10/13/19(4)	87	32
7.650%, 4/21/25	825	283
9.250%, 9/15/27	470	190
9.375%, 1/13/34	750	279
Federative Republic of Brazil 8.500%, 1/5/24	1,670BRL	510
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	505	523
Mongolia 144A 5.125%, 12/5/22(3)	340	289
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	370	368
Republic of Chile 5.500%, 8/5/20	231,500CLP	395
Republic of Colombia
Treasury Note, Series B, 11.250%, 10/24/18	422,000COP	191
4.375%, 3/21/23	994,000COP	348
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	305	306
Republic of El Salvador 144A 6.375%, 1/18/27(3)	475	477
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	8,333,000IDR	663
Series FR63, 5.625%, 5/15/23	2,221,000IDR	152
Republic of Iraq RegS 5.800%, 1/15/28(4)	250	211

	PAR VALUE	VALUE
Republic of Kazakhstan 144A 4.875%, 10/14/44(3)	$335	$290
Republic of Panama 3.750%, 3/16/25	380	389
Republic of South Africa
Series R203, 8.250%, 9/15/17	2,375ZAR	202
Series R208, 6.750%, 3/31/21	1,310ZAR	105
Russian Federation
144A 7.850%, 3/10/18(3)	30,000RUB	463
144A 4.875%, 9/16/23(3)	800	770
United Mexican States Series M, 6.500%, 6/9/22	15,755MXN	1,080

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $11,469)		9,135

MORTGAGE-BACKED SECURITIES—14.3%

Agency—1.2%
FHLMC 14-DN2, M2 1.824%, 4/25/24(2)	350	348
FNMA
3.000%, 5/1/43	652	667
3.000%, 6/1/43	457	468
3.500%, 1/1/45	292	307

		1,790

Non-Agency—13.1%
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	400	422
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33	53	58
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	176	179
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	281	298
Bank of America (Merrill Lynch - Countrywide) Mortgage Trust 06-C1, AM 5.659%, 5/12/39(2)	350	365
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(2)	465	519
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	450	494
Barclays (Lehman Brothers) Commercial Mortgage Trust 07-C3, A4 5.900%, 7/15/44(2)	400	432
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	194	192
15-A, A1 3.500%, 6/25/58(2)	405	410
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	771	834

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	$287	$302
15-WIN1, A6 144A 3.500%, 12/15/44(2)(3)	886	907
07-C2, A3 5.540%, 1/15/49(2)	740	788
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(3)	290	291
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.796%, 8/10/45(2)	571	616
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.271%, 4/25/34(2)	380	376
04-10, 12A3 2.709%, 1/25/35(2)	463	458
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PW12, AM 5.742%, 9/11/38(2)	750	784
05-PW10, AM 5.449%, 12/11/40(2)	725	742
07- PW15, AM 5.363%, 2/11/44	370	384
07-PW18, AM 6.080%, 6/11/50(2)	1,475	1,622
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 04-CB1, 5A 5.000%, 6/25/19	18	18
JPMorgan Chase Commercial Mortgage Securities Trust
09-IWST, A2 144A 5.633%, 12/5/27(3)	100	115
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	598	628
06-LDP7, AM 5.841%, 4/15/45(2)	780	820
06-LDP9, A3 5.336%, 5/15/47	343	361
07-LDPX, AM 5.464%, 1/15/49(2)	450	470
JPMorgan Chase Mortgage Trust
05-A1, 4A1 2.566%, 2/25/35(2)	24	24
05-A4, 3A1 2.241%, 7/25/35(2)	39	38
MASTR Reperforming Loan Trust 05-1, 1A2 144A 6.500%, 8/25/34(3)	370	374
Morgan Stanley Capital I Trust 07-IQ14, AM 5.649%, 4/15/49(2)	325	341
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(2)(3)	238	246
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	352	360
Residential Accredit Loans, Inc. 03-QS6, A4 4.250%, 3/25/33	27	28
Residential Asset Mortgage Products, Inc.
04-SL1, A8 6.500%, 11/25/31	35	36

	PAR VALUE	VALUE

Non-Agency—(continued)
05-SL2, A4 7.500%, 2/25/32	$267	$280
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(2)(3)	254	264
15-1, A1 144A 3.500%, 1/25/45(2)(3)	442	449
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A1 2.423%, 4/25/34(2)	327	324
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
06-C25, AM 5.715%, 5/15/43(2)	670	700
07-C30, A5 5.342%, 12/15/43	970	1,030
07-C32, A3 5.710%, 6/15/49(2)	775	829
15-LC20, B 3.719%, 4/15/50	150	154
Wells Fargo Mortgage Backed Securities Trust 06-17, A1 5.500%, 11/25/21	6	6
WinWater Mortgage Loan Trust 14-1, A1 144A 4.000%, 6/20/44(2)(3)	294	305
19,673
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $20,397)		21,463

ASSET-BACKED SECURITIES—5.3%

American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(3)	435	464
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	17	17
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
05-1 AF5A 5.290%, 7/25/35(2)	588	583
05-12, 2A4 5.575%, 2/25/36(2)	340	342
CarFinance Capital Auto Trust 15-1A, C 144A 3.580%, 6/15/21(3)	895	901
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	388	401
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(2)	300	302
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	11	11
01-3, A4 6.910%, 5/1/33(2)	598	661
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	160	163
Drive Auto Receivables Trust 15-AA, D 144A 4.120%, 6/15/22(3)	450	450

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(3)	$492	$499
Exeter Automobile Receivables Trust 14-1A, C 144A 3.570%, 7/15/19(3)	340	343
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	606	609
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	272	277
LEAF Receivables Funding 9 LLC 13-1, E1 144A 6.000%, 9/15/21(3)	398	406
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	356	364
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	261	272
Residential Funding Mortgage Securities II Home Loan Trust 07-HI1, A3 5.720%, 3/25/37	131	134
SVO VOI Mortgage Corp. 10-AA, A 144A 3.650%, 7/20/27(3)	29	30
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	245	253
Vericrest Opportunity Loan Trust
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	173	173
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	327	326
TOTAL ASSET-BACKED SECURITIES (Identified Cost $7,777)		7,981

CORPORATE BONDS AND NOTES—56.3%

Consumer Discretionary—7.4%
Acosta, Inc. 144A 7.750%, 10/1/22(3)	250	259
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	270	280
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	405	370
Boyd Gaming Corp. 9.000%, 7/1/20	260	281
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(12)	270	201
Caesars Entertainment Resort Properties LLC (Caesars Entertainment Resort Property) 8.000%, 10/1/20	105	105
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	230	178
CCO Holdings LLC
5.250%, 3/15/21	165	170
5.250%, 9/30/22	180	185

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	$100	$100
144A 5.125%, 12/15/21(3)	240	241
Churchill Downs, Inc. 5.375%, 12/15/21	335	341
Clear Channel Worldwide Holdings, Inc.
Series A 7.625%, 3/15/20	250	260
Series B 7.625%, 3/15/20	440	465
Family Tree Escrow LLC
144A 5.250%, 3/1/20(3)	60	63
144A 5.750%, 3/1/23(3)	120	127
iHeartCommunications, Inc. 10.000%, 1/15/18	115	98
Intelsat Jackson Holdings SA 5.500%, 8/1/23	285	270
International Game Technology
7.500%, 6/15/19	160	171
5.500%, 6/15/20	125	127
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	400	413
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	300	323
Meritor, Inc. 6.750%, 6/15/21	325	338
MGM Resorts International 6.000%, 3/15/23	330	341
MPG Holdco I, Inc. 144A 7.375%, 10/15/22(3)	285	306
Netflix, Inc. 144A 5.500%, 2/15/22(3)	145	149
Norwegian Cruise Lines Corp. Ltd. 144A 5.250%, 11/15/19(3)	30	31
Numericable Group SA 144A 6.000%, 5/15/22(3)	200	203
Penn National Gaming, Inc. 5.875%, 11/1/21	220	220
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	355	379
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	145	154
RSI Home Products, Inc. 144A 6.500%, 3/15/23(3)	155	158
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	255	262
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(3)	405	409
Signet UK Finance plc 4.700%, 6/15/24	460	473
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	440	454
Standard Pacific Corp. 5.875%, 11/15/24	140	145
Station Casinos LLC 7.500%, 3/1/21	320	342
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(3)	245	244
Toll Brothers Finance Corp. 6.750%, 11/1/19	350	397
TRI Pointe Holdings, Inc. 144A 5.875%, 6/15/24(3)	305	299

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Univision Communications, Inc. 144A 5.125%, 5/15/23(3)	$35	$36
Viking Cruises Ltd. 144A 8.500%, 10/15/22(3)	350	391
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	345	359

		11,118

Consumer Staples—0.4%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	155	157
Ingles Markets, Inc. 5.750%, 6/15/23	295	307
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	115	118
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	70	72

		654

Energy—8.1%
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	165	164
California Resources Corp. 144A 6.000%, 11/15/24(3)	230	203
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20	375	387
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	375	301
CONSOL Energy, Inc. 5.875%, 4/15/22	225	205
Crestwood Midstream Partners LP (Crestwood Midstream Finance Corp.) 144A 6.250%, 4/1/23(3)	305	309
Denbury Resources, Inc. 5.500%, 5/1/22	170	154
Empresa Nacional del Petroleo 144A 4.375%, 10/30/24(3)	350	356
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(3)	245	238
EnQuest plc 144A 7.000%, 4/15/22(3)	345	247
FTS International, Inc. 144A 6.250%, 5/1/22(3)	175	129
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(7)	335	291
Gazprom OAO (Gaz Capital SA) 144A 8.146%, 4/11/18(3)	205	215
Gulfport Energy, Corp. 7.750%, 11/1/20	300	309
Halcon Resources Corp. 8.875%, 5/15/21	260	183
Helmerich & Payne International Drilling Co. 144A 4.650%, 3/15/25(3)	220	228
Laredo Petroleum, Inc.
7.375%, 5/1/22	245	256
6.250%, 3/15/23	60	60
Linn Energy LLC 6.500%, 9/15/21	160	125

	PAR VALUE	VALUE

Energy—(continued)
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	$430	$442
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	520	493
Newfield Exploration Co. 5.375%, 1/1/26	305	308
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	335	330
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(7)	340	269
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	553	430
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	340	225
Parker Drilling Co. (The) 7.500%, 8/1/20	365	298
Petrobras Global Finance BV 5.375%, 1/27/21	155	140
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(4)	140	93
144A 6.000%, 5/16/24(3)	1,040	336
RegS 6.000%, 11/15/26(4)	360	114
Petroleos Mexicanos
5.500%, 1/21/21	350	384
4.875%, 1/18/24	145	153
5.500%, 6/27/44	200	202
QEP Resources, Inc. 6.875%, 3/1/21	390	416
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	400	229
Regency Energy Partners LP 4.500%, 11/1/23	385	389
Rosetta Resources, Inc. 5.875%, 6/1/22	355	335
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	315	318
SM Energy Co. 144A 6.125%, 11/15/22(3)	410	409
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	125	129
Transocean, Inc. 3.800%, 10/15/22	470	342
Whiting Petroleum Corp. 144A 6.250%, 4/1/23(3)	300	299
Williams Cos., Inc. (The)
3.700%, 1/15/23	375	347
4.550%, 6/24/24	450	438

		12,228

Financials—20.3%
Aircastle Ltd. 5.125%, 3/15/21	510	534
Akbank TAS 144A 7.500%, 2/5/18(3)	530TRY	187
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	625	680
Ally Financial, Inc. 4.125%, 2/13/22	70	68

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	$440	$453
Ares Capital Corp. 3.875%, 1/15/20	330	336
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	425	470
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	520	565
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	390	395
Banco Inbursa SA Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	200	197
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)	155	167
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	600BRL	177
Banco Santander Chile
144A 3.750%, 9/22/15(3)	100	101
144A 3.875%, 9/20/22(3)	505	516
Bancolombia S.A. 5.125%, 9/11/22	545	549
Bank of America Corp. 4.200%, 8/26/24	130	134
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	390	412
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	290	300
Barclays Bank plc
144A 6.050%, 12/4/17(3)	435	479
144A 5.926% (2)(3)(5)(6)	600	624
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	495	441
Chubb Corp. (The) 6.375%, 3/29/67(2)	1,390	1,473
Citizens Financial Group, Inc. 144A 5.500%, 12/29/49(2)(3)	170	170
City National Corp. 5.250%, 9/15/20	425	488
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	285	292
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	535	456
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	440	438
E*Trade Financial Corp. 5.375%, 11/15/22	340	360
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	475	424
Excel Trust LP 4.625%, 5/15/24	175	184
Fidelity National Financial, Inc. 5.500%, 9/1/22	130	142
First Cash Financial Services, Inc. 6.750%, 4/1/21	200	207

	PAR VALUE	VALUE

Financials—(continued)
First Niagara Financial Group, Inc. 7.250%, 12/15/21	$610	$682
FS Investment Corp. 4.250%, 1/15/20	365	371
General Motors Financial Co., Inc. 4.750%, 8/15/17	735	777
Genworth Holdings, Inc. 4.900%, 8/15/23	620	533
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	300	308
5.375%, 11/1/23	10	10
HBOS plc 144A 6.750%, 5/21/18(3)	200	224
Huntington National Bank (The) 6.600%, 6/15/18	250	274
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)	610	648
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	30	31
6.000%, 8/1/20	175	182
5.875%, 2/1/22	355	366
iStar Financial, Inc.
4.875%, 7/1/18	125	126
5.000%, 7/1/19	195	196
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)	560	546
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	410	375
Korea Finance Corp. 4.625%, 11/16/21	400	451
Leucadia National Corp. 5.500%, 10/18/23	250	258
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25	32
Lincoln National Corp. 6.050%, 4/20/67(2)(6)	365	352
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(3)	600	705
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	330	390
Morgan Stanley
144A 10.090%, 5/3/17(3)	1,250BRL	379
Series H, 5.450%, 12/29/49(2)	350	353
MPT Operating Partnership LP 5.500%, 5/1/24	115	123
Navient LLC 5.500%, 1/25/23	420	400
Nordea Bank AB 144A 4.250%, 9/21/22(3)	600	635
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	360	341
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	610	645
Progressive Corp. (The) 6.700%, 6/15/37(2)	750	791

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Prudential Financial, Inc.
5.875%, 9/15/42(2)	$1,100	$1,195
5.625%, 6/15/43(2)(6)	190	201
Royal Bank of Scotland Group plc (The)
5.625%, 8/24/20	375	435
7.648% (2)(5)(6)	450	569
Santander Bank NA 8.750%, 5/30/18	200	236
Select Income REIT 4.500%, 2/1/25	385	386
Springleaf Finance Corp. 5.250%, 12/15/19	325	322
SunTrust Bank, Inc. 5.400%, 4/1/20	250	279
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	360	375
TIAA Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(3)	350	369
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	705	725
Ukreximbank Via Biz Finance plc RegS 8.375%, 4/27/15(4)(7)	180	92
Voya Financial, Inc. 5.650%, 5/15/53(2)	570	598
Walter Investment Management Corp. 7.875%, 12/15/21	435	391
WP Carey, Inc. 4.600%, 4/1/24	345	358

		30,454

Health Care—2.6%
Acadia Healthcare Co., Inc. 5.125%, 7/1/22	115	116
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(3)(10)	75	76
Catamaran Corp. 4.750%, 3/15/21	235	262
Community Health Systems, Inc. 6.875%, 2/1/22	70	75
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	265	236
Endo Finance LLC (Endo Ltd./ Endo Finco, Inc.) 6.000%, 2/1/25(3)	190	196
HCA, Inc. 5.375%, 2/1/25	150	158
HealthSouth Corp. 5.750%, 11/1/24	300	313
IASIS Healthcare LLC 8.375%, 5/15/19	165	172
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	165	174
Mallinckrodt International Finance S.A. 144A 5.750%, 8/1/22(3)	135	140
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	245	254
Owens & Minor, Inc. 3.875%, 9/15/21	75	79
Salix Pharmaceuticals Ltd. 144A 6.500%, 1/15/21(3)	60	67

	PAR VALUE	VALUE

Health Care—(continued)
Select Medical Corp. 6.375%, 6/1/21	$115	$114
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	41	41
Tenet Healthcare Corp.
144A 5.500%, 3/1/19(3)	245	248
4.500%, 4/1/21	330	325
8.125%, 4/1/22	345	381
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(3)	50	54
144A 5.500%, 3/1/23(3)	95	97
VRX Escrow Corp.
144A 5.875%, 5/15/23(3)	265	272
144A 6.125%, 4/15/25(3)	35	36

		3,886

Industrials—6.3%
ADT Corp. (The) 6.250%, 10/15/21	435	464
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	290	309
Air Canada
144A 6.750%, 10/1/19(3)	425	455
Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	210	220
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	600	621
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19	286	293
Bombardier, Inc.
144A 4.750%, 4/15/19(3)	170	167
144A 6.125%, 1/15/23(3)	460	437
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	320	323
Building Materials Corp. of America 144A 5.375%, 11/15/24(3)	160	163
Carpenter Technology Corp. 5.200%, 7/15/21	425	460
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	677	743
00-1, A1 8.048%, 11/1/20	386	436
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	432	467
DP World Ltd. 144A 6.850%, 7/2/37(3)	200	226
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	245	251
Masco Corp. 5.950%, 3/15/22	390	438

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—(continued)
Masonite International Corp. 144A 5.625%, 3/15/23(3)	$65	$67
Nortek, Inc. 8.500%, 4/15/21	290	312
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	344	374
Penske Truck Leasing Co. LP (Penske Truck Lease Finance Corp.) 144A 3.375%, 2/1/22(3)	150	150
Rexel SA 144A 5.250%, 6/15/20(3)	395	416
Spirit AeroSystems, Inc. 5.250%, 3/15/22	100	105
TransDigm, Inc. 6.000%, 7/15/22	355	356
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17	142	158
07-01, A 6.636%, 7/2/22	850	918
United Rentals North America, Inc. 5.500%, 7/15/25	95	97

		9,426

Information Technology—1.6%
First Data Corp.
144A 8.250%, 1/15/21(3)	230	249
11.750%, 8/15/21	752	873
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(3)	265	249
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	265	267
Project Homestake Merger Corp. 144A 8.875%, 3/1/23(3)	135	136
QualityTech LP (QTS Finance Corp.) 144A 5.875%, 8/1/22(3)	35	36
SunGard Data Systems, Inc. 6.625%, 11/1/19	230	238
VeriSign, Inc. 4.625%, 5/1/23	290	291

		2,339

Materials—5.3%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	625	673
Ardagh Packaging Finance plc
144A 6.250%, 1/31/19(3)	200	202
144A 6.750%, 1/31/21(3)	260	263
Cemex SAB de CV
144A 9.500%, 6/15/18(3)	395	440
144A 7.250%, 1/15/21(3)	275	294
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	180	176
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	270	260

	PAR VALUE	VALUE

Materials—(continued)
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	$375	$373
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	375	400
Hexion U.S. Finance Corp. 6.625%, 4/15/20	225	207
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	305	302
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	600	611
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	220	224
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(3)	220	190
Sappi Papier Holding GmbH
144A 8.375%, 6/15/19(3)	200	216
144A 6.625%, 4/15/21(3)	780	822
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(7)	500	508
Tronox Finance LLC 6.375%, 8/15/20	345	339
United States Steel Corp. 6.875%, 4/1/21	490	485
Vale Overseas Ltd. 4.375%, 1/11/22	525	505
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	345	350
144A 6.000%, 1/31/19(3)	200	179

		8,019

Telecommunication Services—3.0%
Altice Financing SA 144A 6.625%, 2/15/23(3)	305	316
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000MXN	126
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	400	434
CenturyLink, Inc. Series T 5.800%, 3/15/22	350	366
Cincinnati Bell, Inc. 8.375%, 10/15/20	375	401
Crown Castle Towers LLC
144A 3.214%, 8/15/15(3)	50	50
144A 5.495%, 1/15/17(3)	85	89
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	345	347
Frontier Communications Corp. 6.250%, 9/15/21	375	378
Level 3 Financing, Inc. 7.000%, 6/1/20	400	429
Sprint Corp. 7.250%, 9/15/21	340	343
T-Mobile USA, Inc.
6.125%, 1/15/22	190	197
6.731%, 4/28/22	60	63
6.500%, 1/15/24	140	147
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(3)	220	221

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Telecommunication Services—(continued)
Windstream Corp. 7.750%, 10/15/20	$650	$669

		4,576

Utilities—1.3%
Calpine Corp. 144A 6.000%, 1/15/22(3)	20	21
Dynegy Finance I, Inc.
144A 7.375%, 11/1/22(3)	185	195
144A 7.625%, 11/1/24(3)	70	74
Electricite de France SA 144A 5.250% (2)(3)(5)(6)	635	663
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	275	294
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	300	355
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	250	247
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	120	125
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/15(11)	396	37

		2,011

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $84,745)		84,711

LOAN AGREEMENTS(2)—10.5%

Consumer Discretionary—2.8%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	260	261
Affinity Gaming LLC 5.250%, 11/9/17	377	381
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	166	167
Caesars Entertainment Operating Co., Inc.
Tranche B-6, 4.503%, 3/1/17(11)	257	237
Tranche B-7, 7.333%, 1/28/18(11)	19	17
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	128	114
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	202	196
Charter Communications Operating LLC Tranche G, 4.250%, 9/10/21	80	81
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	112	111
Delta 2 (Lux) S.A.R.L. Second Lien, 7.750%, 7/29/22	146	145
iHeartCommunications, Inc. (Clear Channel Communications, Inc.) Tranche D, 6.928%, 1/30/19	294	281
Key Safety Systems, Inc. 4.750%, 8/29/21	169	170

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	$599	$601
Marina District Finance Co., Inc. 6.500%, 8/15/18	169	170
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	396	398
PetSmart, Inc. 5.000%, 3/11/22	55	56
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	194	195
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	197	194
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	349	310
U.S. Farathane Corp. 6.750%, 12/23/21	120	122

		4,207

Consumer Staples—0.3%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	251	253
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	263	269

		522

Energy—1.3%
Arch Coal, Inc. 6.250%, 5/16/18	442	343
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	257	240
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	273	228
Expro Finservices S.A.R.L. 5.750%, 9/2/21	175	150
Fieldwood Energy LLC Closing Date Loan, Second Lien, 8.375%, 9/30/20	341	251
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	206	185
Paragon Offshore Finance Co. 3.750%, 7/16/21	189	131
Seadrill Operating LP 4.000%, 2/21/21	247	197
Templar Energy LLC Second Lien, 8.500%, 11/25/20	345	236

		1,961

Financials—0.3%
Altisource Solutions S.A.R.L. Tranche B, 0.000%, 12/9/20(8)	224	166
Capital Automotive LP Second Lien, 6.000%, 4/30/20	189	193
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	169	155

		514

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—1.3%
AMAG Pharmaceuticals, Inc. 7.250%, 11/12/20	$117	$118
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	307	306
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	118	119
Second Lien, 0.000%, 1/2/19(8)	256	258
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	262	263
MMM Holdings, Inc. 9.750%, 12/12/17	120	106
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	87	77
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	158	158
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	67	67
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	276	278
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	36	36
Second Lien, 8.500%, 11/3/21	138	137

		1,923

Industrials—1.4%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	37	37
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	413	413
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	321	322
DynCorp International, Inc. 6.250%, 7/7/16	137	137
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	260	262
Headwaters, Inc. Tranche B, 4.500%, 3/24/22	15	15
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien 8.250%, 1/25/21	265	264
Navistar, Inc. Tranche B, 5.750%, 8/17/17	281	283
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	340	332

		2,065

Information Technology—2.3%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	200	201
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	182	182

	PAR VALUE	VALUE

Information Technology—(continued)
Avago Technologies Cayman Ltd. 3.750%, 5/6/21	$291	$292
Blue Coat Systems, Inc. Second Lien, 9.500%, 6/26/20	339	346
Deltek, Inc. Second Lien, 0.000%, 10/10/19	260	263
Evergreen Skills Lux S.A.R.L. Second Lien, 9.250%, 4/28/22	189	179
First Data Corp. 2018 Term Loan 3.674%, 3/23/18	375	375
Genpact Ltd. 3.500%, 8/30/19	347	348
Infinity Acquisition Ltd. 4.250%, 8/6/21	170	169
Kronos, Inc. Second Lien, 9.750%, 4/30/20	458	470
Lanyon Solutions, Inc. First Lien, 5.500%, 11/13/20	150	150
Presidio Holdings Ltd. Tranche B, 6.250%, 2/2/22	310	310
Riverbed Technologies, Inc. 0.000%, 2/25/22(8)	138	140

		3,425

Materials—0.6%
Crown Americas LLC Tranche B, 4.000%, 10/22/21	138	139
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	445	403
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	310	310

		852

Utilities—0.2%
Atlantic Power LP 4.750%, 2/24/21	70	71
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.662%, 10/10/17	465	280

		351

TOTAL LOAN AGREEMENTS (Identified Cost $16,497)		15,820

	SHARES

PREFERRED STOCKS—4.0%

Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	440(9)	441

Financials—3.4%
Ally Financial, Inc. Series A, 8.500%(2)	20,000	533
Ally Financial, Inc. Series G, 7.000% 144A(3)	439	448

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Financials—(continued)
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	150(9)	$155
Citigroup, Inc. Series J, 7.125%(2)	15,800	437
Citigroup, Inc. Series N, 5.800%(2)	420(9)	422
General Electric Capital Corp. Series B, 6.25%(2)	300(9)	337
General Electric Capital Corp. Series C, 5.25%(2)	400(9)	411
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	315(9)	324
JPMorgan Chase & Co. Series V, 5.000%(2)	595(9)	585
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	405(9)	395
SunTrust Bank, Inc. 5.625%(2)	120(9)	122
Wells Fargo & Co. Series K, 7.980%(2)	440(9)	482
Zions Bancorp 6.950%(2)	17,215	475

		5,126

Industrials—0.3%
Seaspan Corp. Series C, 9.500%	20,000	535

TOTAL PREFERRED STOCKS (Identified Cost $5,563)		6,102

COMMON STOCKS—0.0%

Consumer Discretionary—0.0%
Mark IV Industries	828	31

TOTAL COMMON STOCKS (Identified Cost $7)		31
TOTAL LONG TERM INVESTMENTS—98.7% (Identified Cost $149,658)		148,502

TOTAL INVESTMENTS—98.7% (Identified Cost $149,658)		148,502(1)

Other assets and liabilities, net—1.3%		1,943

NET ASSETS—100.0%		$150,445

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
NATL	National Public Finance Guarantee Corp.
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2015.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $53,533 or 35.6% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after March 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	100% of the income received was in cash.
(11)	Security in default.
(12)	Security in default, interest payments are being received during the bankruptcy proceedings.
(13)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	70%

Mexico	3

United Kingdom	3

Canada	2

Chile	2

Luxembourg	2

Brazil	1

Other	17
Total	100%

† % of total investments as of March 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$7,981	$—	$7,981	$—
Corporate Bonds And Notes	84,711	—	84,711	—
Foreign Government Securities	9,135	—	9,135	—
Loan Agreements	15,820	—	15,820	—
Mortgage-Backed Securities	21,463	—	21,463	—
Municipal Bonds	1,740	—	1,740	—
U.S. Government Securities	1,519	—	1,519	—
Equity Securities:
Common Stocks	31	—	—	31
Preferred Stocks	6,102	1,980	4,122	—
Total Investments	$148,502	$1,980	$146,491	$31

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Investment in Securities		Loan Agreements		Common Stocks

Beginning Balance December 31, 2014:
	$209		$178		$31

Accrued Discount/(Premium)	-	(c)	-	(c)	-

Realized Gain (Loss)	-				-
Change in Unrealized Appreciation (Depreciation)	7		7		-
Purchases	-		-		-
(Sales)(b)	-		-		-
Transfers Into Level 3 (a)	-		-		-
Transfers from Level 3 (a)	(185)		(185)		-

Ending Balance March 31, 2015	$31		$-		$31

None of the securities in this table are internally fair valued.

(a) “Transfers in and/or out” represent the ending value as of March 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

(c) Amount is less than $500.

VIRTUS PREMIUM ALPHASECTOR® SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

EXCHANGE-TRADED FUNDS—75.6%

Consumer Discretionary Select Sector SPDR Fund	83,070		$6,241
Energy Select Sector SPDR Fund	81,600		6,330
Health Care Select Sector SPDR Fund	85,280		6,183

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $18,910)			18,754

TOTAL LONG TERM INVESTMENTS—75.6% (Identified Cost $18,910)			18,754

SHORT-TERM INVESTMENTS—24.4%

Money Market Mutual Funds—24.4%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	1,997,579		1,998
JPMorgan Prime Money Market Fund (seven-day effective yield 0.090%)	1,997,579		1,998
JPMorgan U.S. Government Money Market Fund (seven-day effective yield 0.04%)	2,058,112		2,058

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,054)			6,054

TOTAL INVESTMENTS—100.0% (Identified Cost $24,964)			24,808(1)

Other assets and liabilities, net—0.0%			12

NET ASSETS—100.0%		$	24,820

Abbreviation:
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$18,754	$18,754
Short-Term Investments	6,054	6,054
Total Investments	$24,808	$24,808

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

VIRTUS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.2%

Real Estate Investment Trusts—99.2%

HEALTH CARE—3.2%
HCP, Inc.	21,396	$925
Ventas, Inc.	34,266	2,502

		3,427

INDUSTRIAL/OFFICE—28.5%

Industrial—8.7%
DCT Industrial Trust, Inc.	104,157	3,610
Eastgroup Properties, Inc.	521	31
Prologis, Inc.	127,771	5,566

		9,207

Mixed—4.5%
Duke Realty Corp.	85,350	1,858
Liberty Property Trust	79,726	2,846

		4,704

Office—15.3%
Boston Properties, Inc.	22,314	3,135
Cousins Properties, Inc.	143,400	1,520
Douglas Emmett, Inc.	89,773	2,676
Highwoods Properties, Inc.	47,297	2,165
Kilroy Realty Corp.	55,280	4,211
Paramount Group, Inc.	53,684	1,036
SL Green Realty Corp.	10,625	1,364

		16,107

		30,018

LODGING/RESORTS—11.4%
Host Hotels & Resorts, Inc.	180,904	3,651
LaSalle Hotel Properties	70,878	2,754
Pebblebrook Hotel Trust	64,365	2,997
RLJ Lodging Trust	83,600	2,618

		12,020

RESIDENTIAL—20.9%

Apartments—20.0%
American Campus Communities, Inc.	48,987	2,100
AvalonBay Communities, Inc.	24,104	4,200
Camden Property Trust	59,550	4,653
Equity Residential	65,431	5,094

	SHARES	VALUE

Real Estate Investment Trusts—(continued)
Essex Property Trust, Inc.	21,971	$5,051

		21,098

Manufactured Homes—0.9%
Equity Lifestyle Properties, Inc.	18,067	993

		22,091

RETAIL—24.0%

Regional Malls—14.0%
General Growth Properties, Inc.	150,121	4,436
Macerich Co. (The)	7,747	653
Simon Property Group, Inc.	45,126	8,829
WP GLIMCHER, Inc.	53,338	887

		14,805

Shopping Centers—10.0%
Brixmor Property Group, Inc.	114,002	3,027
DDR Corp.	21,857	407
Kimco Realty Corp.	58,384	1,567
Regency Centers Corp.	29,200	1,987
Tanger Factory Outlet Centers	99,300	3,492

		10,480

		25,285

SELF STORAGE—11.2%
CubeSmart	45,600	1,101
Extra Space Storage, Inc.	64,532	4,361
Public Storage	32,084	6,325

		11,787

TOTAL COMMON STOCKS
(Identified cost $55,774)		104,628

TOTAL LONG TERM INVESTMENTS—99.2%
(Identified cost $55,774)		104,628

SHORT-TERM INVESTMENTS—0.2%

Money Market Mutual Fund—0.2%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.140%)	238,831	239

TOTAL SHORT-TERM INVESTMENTS
(Identified cost $239)		239

1

VIRTUS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

Total Investments—99.4% (Identified cost $56,013)	104,867(1)

Other assets and liabilities, net—0.6%	641

NET ASSETS—100.0%	$105,508

Footnote Legend

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

2

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$104,628	$104,628
Short-Term Investments	239	239
Total Investments	$104,867	$104,867

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

VIRTUS SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.3%

Consumer Discretionary—12.8%
Hibbett Sports, Inc.(2)	50,800	$2,492
Monro Muffler Brake, Inc.	27,000	1,756
Morningstar, Inc.	31,700	2,375
Pool Corp.	21,900	1,528

		8,151

Consumer Staples—9.5%
Chefs’ Warehouse, Inc. (The)(2)	169,300	3,797
PriceSmart, Inc.	26,400	2,244

		6,041

Financials—13.3%
Cohen & Steers, Inc.	27,900	1,142
Financial Engines, Inc.	80,100	3,351
MarketAxess Holdings, Inc.	47,700	3,954

		8,447

Health Care—13.7%
Abaxis, Inc.	52,500	3,366
National Research Corp. Class A	144,815	2,085
Sirona Dental Systems, Inc.(2)	35,700	3,213

		8,664

Industrials—14.4%
AAON, Inc.	63,100	1,548
Copart, Inc.(2)	60,800	2,284
Heartland Express, Inc.	26,000	618
HEICO Corp. Class A	43,405	2,150
HUB Group, Inc. Class A(2)	36,200	1,422
Omega Flex, Inc.	45,309	1,140

		9,162

Information Technology—31.7%
ANSYS, Inc.(2)	23,900	2,108
Ellie Mae, Inc.(2)	41,000	2,268
FactSet Research Systems, Inc.	16,800	2,675
Forrester Research, Inc.	53,650	1,973
HomeAway, Inc.(2)	83,200	2,510
MercadoLibre, Inc.	13,650	1,672
Mesa Laboratories, Inc.	7,035	508
NVE Corp.	49,400	3,405
Shutterstock, Inc.(2)	43,500	2,987

		20,106

	SHARES	VALUE

Materials—2.9%
UFP Technologies, Inc.(2)	80,200	$1,827

TOTAL COMMON STOCKS (Identified Cost $41,270)		62,398

TOTAL LONG TERM INVESTMENTS—98.3% (Identified Cost $41,270)		62,398

SHORT-TERM INVESTMENTS—1.8%

Money Market Mutual Fund—1.8%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	1,125,251	1,125

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,125)		1,125

TOTAL INVESTMENTS—100.1% (Identified Cost $42,395)		63,523(1)

Other assets and liabilities, net—(0.1)%		(79)

NET ASSETS—100.0%		$63,444

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$62,398	$62,398
Short-Term Investments	1,125	1,125
Total Investments	$63,523	$63,523

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

VIRTUS SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—97.1%

Consumer Discretionary—11.9%
Cheesecake Factory, Inc. (The)	90,000	$4,440
Cinemark Holdings, Inc.	102,700	4,629
Wolverine World Wide, Inc.	125,100	4,184

		13,253

Consumer Staples—7.6%
National Beverage Corp.(2)	145,500	3,551
Village Super Market, Inc. Class A	47,000	1,478
WD-40 Co.	39,100	3,462

		8,491

Energy—2.0%
Core Laboratories N.V.	21,000	2,194

Financials—19.8%
Artisan Partners Asset Management, Inc. Class A	83,000	3,773
Bank of Hawaii Corp.	64,500	3,948
First Cash Financial Services, Inc.(2)	67,720	3,150
Primerica, Inc.	67,400	3,431
RLI Corp.	99,100	5,194
Westamerica Bancorp	57,700	2,493

		21,989

Health Care—3.6%
Patterson Cos., Inc.	81,000	3,952

Industrials—19.3%
CLARCOR, Inc.	25,200	1,665
Corporate Executive Board Co. (The)	61,800	4,935
G&K Services, Inc. Class A	23,017	1,669
Graco, Inc.	61,800	4,460
Landstar System, Inc.	51,100	3,388
RBC Bearings, Inc.	40,800	3,123
Sun Hydraulics Corp.	54,000	2,233

		21,473

Information Technology—29.8%
American Software, Inc. Class A	181,500	1,855
Badger Meter, Inc.	60,783	3,643
Cabot Microelectronics Corp.(2)	65,700	3,283
Cass Information Systems, Inc.	80,695	4,530
Cognex Corp.(2)	54,800	2,718
Computer Services, Inc.	58,700	2,431

	SHARES		VALUE

Information Technology—(continued)
Heartland Payment Systems, Inc.	47,000		$2,202
Jack Henry & Associates, Inc.	72,100		5,039
Monotype Imaging Holdings, Inc.	82,733		2,701
Syntel, Inc.(2)	91,800		4,749

			33,151

Utilities—3.1%
Questar Corp.	146,600		3,498

TOTAL COMMON STOCKS (Identified Cost $77,061)			108,001

TOTAL LONG TERM INVESTMENTS—97.1% (Identified Cost $77,061)			108,001

SHORT-TERM INVESTMENTS—3.1%

Money Market Mutual Fund—3.1%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	3,477,539		3,478

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,478)			3,478

TOTAL INVESTMENTS—100.2% (Identified Cost $80,539)			111,479(1)

Other assets and liabilities, net—(0.2)%			(192)

NET ASSETS—100.0%		$	111,287

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$108,001	$108,001
Short-Term Investments	3,478	3,478
Total Investments	$111,479	$111,479

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—1.7%

U.S. Treasury Bond 3.000%, 11/15/44	$650	$712
U.S. Treasury Note
0.625%, 11/30/17	180	179
1.625%, 12/31/19	300	304
2.375%, 8/15/24	435	452
2.250%, 11/15/24	535	550

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $2,198)		2,197

MUNICIPAL BONDS—1.5%

California—0.5%
Alameda Corridor Transportation Authority Series 99 - C, Taxable (NATL Insured) 6.600%, 10/1/29	250	304
San Diego County Regional Airport Authority Rental Car Center Project Series B -Taxable 5.594%, 7/1/43	275	311

		615

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	91	93

Massachusetts—0.4%
Massachusetts Clean Water Trust (The) 5.000%, 2/1/45	450	521

Virginia—0.5%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	210	160
Virginia College Building Authority 5.000%, 9/1/23	425	523

		683

TOTAL MUNICIPAL BONDS (Identified Cost $1,852)		1,912

FOREIGN GOVERNMENT SECURITIES—1.0%

Bolivarian Republic of Venezuela
9.250%, 9/15/27	45	18
9.375%, 1/13/34	65	24
Republic of Chile 5.500%, 8/5/20	52,000CLP	89
Republic of El Salvador 144A 6.375%, 1/18/27(4)	75	75
Republic of Iceland 144A 5.875%, 5/11/22(4)	135	156

		PAR VALUE	VALUE

Republic of Indonesia Series FR30, 10.750%, 5/15/16		1,127,000IDR	$90
Republic of Kazakhstan 144A 4.875%, 10/14/44(4)	$	200	173
Republic of Latvia RegS 2.750%, 1/12/20(5)		200	204
Republic of Poland 4.000%, 1/22/24		90	99
Russian Federation
144A 7.850%, 3/10/18(4)		5,000RUB	77
144A 4.875%, 9/16/23(4)		200	193
United Mexican States Series M, 6.500%, 6/9/22		890MXN	61

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,433)			1,259

MORTGAGE-BACKED SECURITIES—13.1%

Agency—4.2%
FHLMC
14-DN2, M2 1.824%, 4/25/24(3)		250	248
3.500%, 11/1/44		155	163
FNMA
4.000%, 6/1/20		27	28
4.500%, 7/1/20		4	4
3.000%, 2/1/27		184	194
2.500%, 5/1/28		360	370
6.500%, 10/1/31		5	6
6.000%, 9/1/32		13	15
5.000%, 10/1/35		58	65
6.000%, 9/1/36		7	8
5.500%, 4/1/37		17	19
5.500%, 7/1/37		49	55
6.000%, 10/1/37		20	23
5.000%, 6/1/38		40	44
5.500%, 6/1/38		10	11
5.500%, 6/1/38		11	12
5.500%, 11/1/38		34	38
4.000%, 1/1/39		76	81
5.000%, 1/1/39		15	17
6.000%, 1/1/39		28	32
4.500%, 3/1/39		28	31
5.000%, 3/1/39		24	27
6.000%, 3/1/39		21	24
4.500%, 4/1/39		145	161
4.000%, 5/1/39		154	165
4.500%, 2/1/40		98	108
4.000%, 10/1/40		195	209
4.500%, 4/1/41		501	549

1

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Agency—(continued)
4.000%, 7/1/41	$126	$134
3.500%, 1/1/42	172	181
3.500%, 4/1/42	410	431
3.000%, 11/1/42	210	216
3.500%, 12/1/42	217	229
3.000%, 3/1/43	354	362
3.000%, 5/1/43	108	111
3.000%, 7/1/43	247	253
4.000%, 10/1/44	413	442
GNMA
6.500%, 11/15/23	41	47
6.500%, 12/15/23	1	1
6.500%, 2/15/24	24	27
6.500%, 11/15/31	21	23
6.500%, 2/15/32	47	54

		5,218

Non-Agency—8.9%
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(3)(4)	300	317
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	105	109
Banc of America Commercial Mortgage Trust 07-2, A4 5.587%, 4/10/49(3)	120	127
Bank of America (Merrill Lynch - Countrywide) Mortgage Trust 06-C1, AM 5.659%, 5/12/39(3)	195	203
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, CTL 6.750%, 11/15/26(3)	125	140
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust
06-C3, AM 5.710%, 3/15/39(3)	130	134
06-C6, A4 5.372%, 9/15/39	325	341
07-C6, A4 5.858%, 7/15/40(3)	226	237
Citigroup - Deutsche Bank Commercial Mortgage Trust 06-CD2, A4 5.298%, 1/15/46(3)	569	580
Citigroup Commercial Mortgage Trust
07-C6, A1A 5.703%, 12/10/49(3)	254	273
07-6, A4 5.703%, 12/10/49(3)	120	130
08-C7, AM 6.130%, 12/10/49(3)	95	104
Citigroup Mortgage Loan Trust, Inc.
04-UST1, A3 2.135%, 8/25/34(3)	117	117
04-NCM2, 2CB2 6.750%, 8/25/34	89	94
14-A, A 144A 4.000%, 1/25/35(3)(4)	126	131

		PAR VALUE	VALUE

Non-Agency—(continued)
15-A, A1 3.500%, 6/25/58	$	140	$142
Colony Multi-Family Commercial Mortgage-Backed Securities 14-1, A 144A 2.543%, 4/20/50(4)		220	220
Credit Suisse Commercial Mortgage Trust 07-C1, A1A 5.361%, 2/15/40		108	114
CSAIL Commercial Mortgage Trust 15-C1, A4 3.505%, 4/15/50		250	264
Extended Stay America Trust 13-ESH7, A27 144A 2.958%, 12/5/31(4)		150	153
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(4)		100	100
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 2.976%, 6/25/34(3)		81	82
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.989%, 8/10/45(3)		328	354
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.271%, 4/25/34(3)		109	108
04-10, 12A3 2.709%, 1/25/35(3)		129	127
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-T22, AM 5.580%, 4/12/38(3)		80	83
07- PW17, A4 5.694%, 6/11/50(3)		425	459
07-PW18, AM 6.080%, 6/11/50(3)		550	605
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-AR6, A1 2.438%, 6/25/33(3)		96	96
03-AR4, 2A1 2.254%, 8/25/33(3)		142	141
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A1 144A 3.300%, 8/5/32(4)		199	206
10-CNTR, A2 144A 4.311%, 8/5/32(4)		300	326
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)		218	229
06-LDP9, A3 5.336%, 5/15/47		232	245
07-LD12, A4 5.882%, 2/15/51(3)		575	616
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(3)(4)		104	108
14-IVR3, 2A1 144A 3.000%, 10/25/29(3)(4)		84	85
Leaf II Receivables Funding LLC 13-1, C 144A 3.460%, 9/15/21(4)		150	151
MASTR Alternative Loan Trust 03-8, 2A1 5.750%, 11/25/33		188	198

2

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
MASTR Asset Securitization Trust 04-6, 4A1 5.000%, 7/25/19	$95	$96
Morgan Stanley Capital I Trust
06-IQ12, A4 5.332%, 12/15/43	485	510
07-IQ14, AM 5.649%, 4/15/49(3)	130	136
07-IQ14, A4 5.686%, 4/15/49(3)	240	257
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(4)	155	156
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(3)(4)	88	91
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	125	128
Residential Asset Mortgage Products, Inc. 05-SL2, A4 7.500%, 2/25/32	80	84
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 7/25/44(3)(4)	164	170
Springleaf Mortgage Loan Trust 12-3A, A 144A 1.570%, 12/25/59(3)(4)	188	188
Structured Adjustable Rate Mortgage Loan Trust 04-1, 6A 2.538%, 2/25/34(3)	158	154
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
07-C30, AM 5.383%, 12/15/43	160	170
07-C31, A4 5.509%, 4/15/47	250	264
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	285	303
15-LC20, B 3.719%, 4/15/50	50	52
07-C33, A5 5.960%, 2/15/51(3)	140	153
WinWater Mortgage Loan Trust 14-1, A1 144A 4.000%, 6/20/44(3)(4)	92	95

		11,256

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $15,674)		16,474

ASSET-BACKED SECURITIES—2.3%

AmeriCredit Automobile Receivables Trust
12-4, D 2.680%, 10/9/18	140	141
13-2, D 2.420%, 5/8/19	275	276
Bayview Financial Mortgage-Pass-Through Trust 06-A, 1A2 5.483%, 2/28/41(3)	49	51
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(4)	207	211

	PAR VALUE	VALUE

BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(4)	$78	$77
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(3)	250	252
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(4)	50	51
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)	109	114
Drive Auto Receivables Trust 14-AA, C 144A 3.060%, 5/17/21(4)	150	150
Exeter Automobile Receivables Trust
14-1A, B 144A 2.420%, 1/15/19(4)	135	135
15-A1, C 144A 4.100%, 12/15/20(4)	135	136
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	79	80
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	74	75
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	114	115
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	112	115
OneMain Financial Issuance Trust 15-A1, A 144A 3.190%, 3/18/26(4)	125	126
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(3)	71	74
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(4)	161	164
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	99	98
TAL Advantage V LLC 14-3A, A 144A 3.270%, 11/21/39(4)	145	148
TCF Auto Receivables Owner Trust 14-1A, C 144A 3.120%, 4/15/21(4)	165	166
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(4)	146	152

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,870)		2,907

CORPORATE BONDS AND NOTES—18.9%

Consumer Discretionary—1.7%
CCO Holdings LLC
5.250%, 3/15/21	40	41
5.250%, 9/30/22	40	41
Hyatt Hotels Corp. 3.375%, 7/15/23	115	116

3

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

  ($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
International Game Technology 7.500%, 6/15/19	$150	$160
Lear Corp. 5.250%, 1/15/25	100	103
Marriott International, Inc. 3.125%, 10/15/21	105	108
MGM Resorts International 6.000%, 3/15/23	80	83
Norwegian Cruise Lines Corp. Ltd. 144A 5.250%, 11/15/19(4)	10	10
Numericable Group SA 144A 6.000%, 5/15/22(4)	200	203
Penn National Gaming, Inc. 5.875%, 11/1/21	50	50
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	80	85
Priceline Group Inc/The 3.650%, 3/15/25	130	132
QVC, Inc. 5.125%, 7/2/22	135	144
RSI Home Products, Inc. 144A 6.500%, 3/15/23(4)	50	51
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(4)	90	91
Sinclair Television Group, Inc. 5.375%, 4/1/21	110	113
Starwood Hotels & Resorts Worldwide, Inc. 3.125%, 2/15/23	200	198
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(4)	55	55
Time Warner Cable, Inc. 6.750%, 7/1/18	185	213
Wyndham Worldwide Corp. 5.625%, 3/1/21	125	141

		2,138

Consumer Staples—0.6%
Altria Group, Inc. 2.950%, 5/2/23	140	139
Flowers Foods, Inc. 4.375%, 4/1/22	120	129
Reynolds American, Inc. 3.250%, 11/1/22	150	149
Smithfield Foods, Inc. 144A 5.875%, 8/1/21(4)	50	53
Tate & Lyle International Finance plc 144A 6.625%, 6/15/16(4)	275	293

		763

Energy—2.0%
California Resources Corp. 144A 6.000%, 11/15/24(4)	55	48
Denbury Resources, Inc. 5.500%, 5/1/22	40	36
Ecopetrol SA 4.125%, 1/16/25	135	129
Energy Transfer Partners LP 4.150%, 10/1/20	130	137
Frontier Oil Corp. 6.875%, 11/15/18	45	46
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(4)(12)	200	174
Helmerich & Payne International Drilling Co. 144A 4.650%, 3/15/25(4)	70	73

	PAR VALUE	VALUE

Energy—(continued)
Kinder Morgan, Inc. 4.300%, 6/1/25	$150	$154
Linn Energy LLC 6.500%, 9/15/21	50	39
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	175	179
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	160	164
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	45	44
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(4)	100	66
Petrobras Global Finance BV 5.375%, 1/27/21	135	122
Petroleos de Venezuela SA RegS 6.000%, 11/15/26(5)	35	11
Petroleos Mexicanos
4.875%, 1/18/24	45	48
5.500%, 6/27/44	150	151
PHI, Inc. 5.250%, 3/15/19	35	32
QEP Resources, Inc. 6.875%, 3/1/21	105	112
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	200	115
Rowan Cos., Inc. 4.875%, 6/1/22	140	135
SM Energy Co. 144A 6.125%, 11/15/22(4)	105	105
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(4)	40	41
Transocean, Inc. 3.800%, 10/15/22	120	87
Weatherford International Ltd. 9.625%, 3/1/19	45	52
Williams Cos., Inc. (The) 3.700%, 1/15/23	100	92
Williams Partners LP 3.900%, 1/15/25	145	142

		2,534

Financials—9.4%
Aircastle Ltd. 5.125%, 3/15/21	55	58
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)	135	147
American International Group, Inc.
2.375%, 8/24/15	85	86
3.375%, 8/15/20	55	58
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	135	139
Ares Capital Corp. 3.875%, 1/15/20	105	107
Ares Finance Co., LLC 144A 4.000%, 10/8/24(4)	140	138
Associated Banc Corp. 5.125%, 3/28/16	85	88
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(4)	150	166
Banco de Credito del Peru 144A 4.250%, 4/1/23(4)	164	168

4

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	$200	$202
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(3)(4)	115	124
Banco Santander Brasil SA 144A 4.500%, 4/6/15(4)	100	100
Banco Santander Chile 144A 3.750%, 9/22/15(4)	100	101
Bancolombia S.A. 5.125%, 9/11/22	150	151
Bank of America Corp.
5.650%, 5/1/18	400	444
4.200%, 8/26/24	155	160
Bank of New York Mellon Corp. (The) 2.200%, 3/4/19	100	102
Barclays Bank plc 144A 5.926% (3)(4)(6)(7)	100	104
Capital One Financial Corp. 6.150%, 9/1/16	125	133
City National Corp. 5.250%, 9/15/20	100	115
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	195
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY 2.250%, 1/14/19	250	254
Corporate Office Properties LP
3.700%, 6/15/21	90	91
3.600%, 5/15/23	150	146
Education Realty Operating Partnership LP 4.600%, 12/1/24	135	140
Excel Trust LP 4.625%, 5/15/24	55	58
Fidelity National Financial, Inc.
6.600%, 5/15/17	175	191
5.500%, 9/1/22	40	44
Fifth Third Bancorp 4.500%, 6/1/18	150	160
First Niagara Financial Group, Inc. 7.250%, 12/15/21	125	140
Ford Motor Credit Co. LLC 5.750%, 2/1/21	75	87
FS Investment Corp. 4.250%, 1/15/20	115	117
General Motors Financial Co., Inc. 3.500%, 7/10/19	120	123
Genworth Holdings, Inc. 4.900%, 8/15/23	135	116
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	95	97
5.375%, 11/1/23	5	5
Goldman Sachs Group, Inc. (The) 5.950%, 1/18/18	165	184
HCP, Inc.
3.750%, 2/1/19	60	63

	PAR VALUE	VALUE

Financials—(continued)
5.375%, 2/1/21	$60	$68
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	50	51
Highwoods Realty LP 3.625%, 1/15/23	135	138
Hospitality Properties Trust 4.500%, 3/15/25	130	133
HSBC USA, Inc. 1.625%, 1/16/18	135	135
Huntington Bancshares, Inc. 7.000%, 12/15/20	95	115
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (3)(4)(6)(7)	160	170
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	10	10
6.000%, 8/1/20	55	57
5.875%, 2/1/22	115	118
iStar Financial, Inc. 5.000%, 7/1/19	45	45
Jefferies Group LLC 6.875%, 4/15/21	150	170
JPMorgan Chase & Co.
5.250%, 5/1/15	250	251
6.125%, 6/27/17	270	296
KeyCorp 5.100%, 3/24/21	165	187
Kimco Realty Corp. 6.875%, 10/1/19	150	179
Korea Finance Corp. 4.625%, 11/16/21	200	225
Lazard Group LLC 4.250%, 11/14/20	135	144
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	135	144
Lincoln National Corp. 6.050%, 4/20/67(3)(6)	50	48
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	150	176
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	100	118
Morgan Stanley
5.550%, 4/27/17	120	130
4.100%, 5/22/23	80	83
Series H, 5.450%, 12/29/49(3)	85	86
National Retail Properties, Inc. 5.500%, 7/15/21	150	172
Navient LLC 5.500%, 1/25/23	130	124
Nordea Bank AB 144A 4.250%, 9/21/22(4)	200	212
ORIX Corp. 5.000%, 1/12/16	86	88
PKO Finance AB 144A 4.630%, 9/26/22(4)(12)	200	211
Progressive Corp. (The) 6.700%, 6/15/37(3)	160	169
Prudential Financial, Inc.
5.875%, 9/15/42(3)	90	98
5.625%, 6/15/43(3)(6)	60	64
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	107

5

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Royal Bank of Scotland Group plc (The) 5.625%, 8/24/20	$150	$174
Sabra Health Care LP 5.500%, 2/1/21	60	64
Select Income REIT 4.500%, 2/1/25	125	125
Senior Housing Properties Trust 4.300%, 1/15/16	125	127
Springleaf Finance Corp. 5.250%, 12/15/19	80	79
SunTrust Banks, Inc. 2.750%, 5/1/23	200	199
Swedbank AB 144A 1.750%, 3/12/18(4)	200	201
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	110	115
TIAA Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(4)	125	132
Unum Group 7.125%, 9/30/16	125	135
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	155	155
Voya Financial, Inc.
( f.k.a. ING (U.S.), Inc.) 5.500%, 7/15/22	110	127
5.650%, 5/15/53(3)	110	115
Wells Fargo & Co. Series M, 3.450%, 2/13/23	115	118
Willis Group Holdings plc 5.750%, 3/15/21	125	141
WP Carey, Inc. 4.600%, 4/1/24	105	109
XLIT Ltd. Series E, 6.500%, 12/29/49(3)	100	89
Zions Bancorporation 4.500%, 6/13/23	40	42

		11,871

Health Care—0.8%
Cardinal Health, Inc. 3.200%, 3/15/23	70	71
Carefusion Corp. 3.300%, 3/1/23	135	136
Community Health Systems, Inc. 6.875%, 2/1/22	15	16
Endo Finance LLC 144A 5.375%, 1/15/23(4)	50	50
Express Scripts Holding Co. 3.900%, 2/15/22	140	149
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(4)	80	88
HCA, Inc. 5.375%, 2/1/25	40	42
HealthSouth Corp. 5.750%, 11/1/24	80	84
Tenet Healthcare Corp.
144A 5.500%, 3/1/19(4)	60	61
4.500%, 4/1/21	105	103
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(4)	45	48
144A 7.500%, 7/15/21(4)	15	16
144A 5.625%, 12/1/21(4)	25	26
144A 5.500%, 3/1/23(4)	25	25

	PAR VALUE	VALUE

Health Care—(continued)
Zoetis, Inc. 3.250%, 2/1/23	$70	$70

		985

Industrials—1.2%
ADT Corp. (The) 6.250%, 10/15/21	110	118
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19	50	51
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	160	152
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(4)	55	59
Building Materials Corp. of America 144A 5.375%, 11/15/24(4)	50	51
Carpenter Technology Corp. 5.200%, 7/15/21	150	162
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	159	175
01-1, A1 6.703%, 6/15/21	169	181
Deluxe Corp. 6.000%, 11/15/20	40	42
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	110	120
Penske Truck Leasing Co. LP (Penske Truck Lease Finance Corp.) 144A 3.375%, 2/1/22(4)	50	50
Spirit AeroSystems, Inc. 5.250%, 3/15/22	25	26
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	222	240
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(4)	115	121
VRX Escrow Corp.
144A 5.875%, 5/15/23(4)	10	10
144A 6.125%, 4/15/25(4)	10	10

		1,568

Information Technology—0.3%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	135	142
Juniper Networks, Inc. 3.300%, 6/15/20	25	25
KLA-Tencor Corp. 4.650%, 11/1/24	130	137
QualityTech LP (QTS Finance Corp.) 144A 5.875%, 8/1/22(4)	10	10

		314

Materials—1.6%
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(4)	100	105
CRH America, Inc.
6.000%, 9/30/16	255	272
8.125%, 7/15/18	150	179

6

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—(continued)
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	$100	$107
Hexion U.S. Finance Corp. 6.625%, 4/15/20	80	74
Methanex Corp. 4.250%, 12/1/24	130	132
NewMarket Corp. 4.100%, 12/15/22	142	148
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	70	71
PTT Global Chemical plc 144A 4.250%, 9/19/22(4)	200	209
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(4)	70	60
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	230	242
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(12)	100	101
Tronox Finance LLC 6.375%, 8/15/20	55	54
Vale Overseas Ltd. 4.375%, 1/11/22	130	125
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	100	101

		1,980

Telecommunication Services—0.5%
CenturyLink, Inc. Series V 5.625%, 4/1/20	65	68
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	250	275
Frontier Communications Corp. 6.250%, 9/15/21	75	76
T-Mobile USA, Inc. 6.731%, 4/28/22	30	32
Verizon Communications, Inc. 2.550%, 6/17/19	100	102
Windstream Corp. 7.750%, 10/15/20	80	82

		635

Utilities—0.8%
Electricite de France SA 144A 5.250%(3)(4)(6)(7)	170	177
Entergy Mississippi, Inc. 3.100%, 7/1/23	175	179
Kansas City Power & Light Co. 3.150%, 3/15/23	110	111
United Energy Distribution Holdings Property Ltd. 144A 5.450%, 4/15/16(4)(8)	500	516

		983
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $23,136)		23,771

LOAN AGREEMENTS(3)—0.9%

Consumer Discretionary—0.2%
Charter Communications Operating LLC Tranche G, 4.250%, 9/10/21	26	26
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	94	95

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
PetSmart, Inc. 5.000%, 3/11/22	$18	$18
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20	44	44
SRAM LLC First Lien, 4.000%, 4/10/20	24	24
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	52	46

		253

Consumer Staples—0.0%
Prestige Brands Tranche B-2, 4.500%, 9/3/21	6	6

Energy—0.1%
Paragon Offshore Finance Co. 3.750%, 7/16/21	33	23
Seadrill Operating LP 4.000%, 2/21/21	51	41

		64

Financials—0.2%
Altisource Solutions S.A.R.L. Tranche B, 4.500%, 12/9/20	54	40
Delos Finance S.A.R.L. 3.500%, 3/6/21	80	80
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	118	109

		229

Health Care—0.0%
ConvaTec, Inc. 4.000%, 12/22/16	12	12
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	28	28

		40

Industrials—0.1%
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	103	103
AWAS Finance Luxembourg SA 3.500%, 7/16/18	34	35
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	18	18
Ceridian HCM Holding, Inc. 4.500%, 9/15/20	49	48

		204

Information Technology—0.2%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	14	14
CCC Information Services 4.000%, 12/20/19	33	33
First Data Corp. 2018 Term Loan 3.674%, 3/23/18	94	94
Infinity Acquisition Ltd. 4.250%, 8/6/21	55	55
Mitchell International, Inc. 4.500%, 10/13/20	32	32

7

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

Information Technology—(continued)
Riverbed Technologies, Inc. 0.000%, 2/25/22(10)	$34		$34

			262

Materials—0.1%
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	102		93
Headwaters, Inc. Tranche B, 4.500%, 3/24/22	4		4

			97

Utilities—0.0%
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.662%, 10/10/17(11)	65		39

TOTAL LOAN AGREEMENTS (Identified Cost $1,256)			1,194

	SHARES

PREFERRED STOCKS—0.6%

Financials—0.6%
Ally Financial, Inc. Series G, 7.000% 144A(4)	84		86
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	40	(9)	41
Citigroup, Inc. Series N, 5.800%(3)	100	(9)	101
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	55	(9)	57
JPMorgan Chase & Co. Series V, 5.000%(3)	100	(9)	98
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	95	(9)	93
SunTrust Bank, Inc. 5.625%(3)	20	(9)	20
Wells Fargo & Co. Series K, 7.980%(3)	95	(9)	104
Zions Bancorp Series 6.950%	4,250		117

TOTAL PREFERRED STOCKS (Identified Cost $635)			717

COMMON STOCKS—59.4%

Consumer Discretionary—10.2%
American Eagle Outfitters, Inc.	90,000		1,537
Ford Motor Co.	97,000		1,566
GameStop Corp. Class A	12,000		456
Lear Corp.	14,000		1,551
Macy’s, Inc.	24,000		1,558
Michael Kors Holdings Ltd.(2)	22,000		1,446
Regal Entertainment Group Class A	68,000		1,553
Royal Caribbean Cruises Ltd.	20,000		1,637

	SHARES	VALUE

Consumer Discretionary—(continued)
Viacom, Inc. Class B	22,000	$1,503

		12,807

Consumer Staples—2.3%
Archer-Daniels-Midland Co. (The)	31,000	1,470
PepsiCo, Inc.	15,000	1,434

		2,904

Energy—4.8%
Continental Resources, Inc.(2)	35,000	1,529
Schlumberger Ltd.	18,000	1,502
Suncor Energy, Inc.	53,000	1,550
Valero Energy Corp.	23,000	1,463

		6,044

Financials—7.2%
BB&T Corp.	40,000	1,560
BlackRock, Inc.	4,200	1,536
Blackstone Group LP (The)	39,000	1,517
Goldman Sachs Group, Inc. (The)	8,000	1,504
JPMorgan Chase & Co.	24,000	1,454
Lincoln National Corp.	26,000	1,494

		9,065

Health Care—9.9%
Abbott Laboratories	34,000	1,575
Becton, Dickinson & Co.	10,000	1,436
Biogen, Inc.(2)	3,300	1,393
Gilead Sciences, Inc.	15,000	1,472
HCA Holdings, Inc.(2)	21,000	1,580
Quest Diagnostics, Inc.	7,000	538
St. Jude Medical, Inc.	23,000	1,504
UnitedHealth Group, Inc.	13,000	1,538
Zimmer Holdings, Inc.	12,000	1,410

		12,446

Industrials—10.6%
Alaska Air Group, Inc.	23,000	1,522
Cummins, Inc.	11,000	1,525
FedEx Corp.	9,000	1,489
L-3 Communications Holdings, Inc.	11,000	1,384
Parker Hannifin Corp.	12,000	1,425
Southwest Airlines Co.	34,000	1,506
Trinity Industries, Inc.	43,000	1,527
Union Pacific Corp.	13,000	1,408

8

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Industrials—(continued)

United Rentals, Inc.(2)	17,000	$1,550

		13,336

Information Technology—10.6%
Apple, Inc.	12,000	1,493
EMC Corp.	56,000	1,431
Facebook, Inc. Class A(2)	18,000	1,480
Google, Inc. Class A(2)	800	444
Google, Inc. Class C(2)	1,900	1,041
Intel Corp.	43,000	1,345
MasterCard, Inc. Class A	18,000	1,555
Micron Technology, Inc.(2)	49,000	1,329
QUALCOMM, Inc.	22,000	1,526
Western Digital Corp.	13,000	1,183
Western Union Co. (The)	26,000	541

		13,368

Materials—2.6%
CF Industries Holdings, Inc.	5,100	1,447
Hi-Crush Partners LP	10,757	377
Mosaic Co. (The)	31,000	1,428

		3,252

Telecommunication Services—1.2%
Verizon Communications, Inc.	32,000	1,556

TOTAL COMMON STOCKS (Identified Cost $54,396)		74,778

TOTAL LONG TERM INVESTMENTS—99.4% (Identified Cost $103,450)		125,209(13)

SHORT-TERM INVESTMENTS—0.4%

Money Market Mutual Fund—0.4%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	446,428	446

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $446)		446

TOTAL INVESTMENTS—99.8% (Identified Cost $103,896)		125,655(1)

Other assets and liabilities, net—0.2%		287

NET ASSETS—100.0%		$125,942

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)

NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2015.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $12,458 or 9.9% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.
(8)	Illiquid security.
(9)	Value shown as par value.
(10)	This loan will settle after March 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(13)	All or a portion segregated as collateral for unsettled loan transactions.

Foreign Currencies:
CLP	Chilean Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble

9

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	89%
Canada	2
United Kingdom	2
Australia	1
Liberia	1
Sweden	1
Other	4

Total	100%

† % of total investments as of March 31, 2015

10

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$2,907	$—	$2,907
Corporate Bonds And Notes	23,771	—	23,771
Foreign Government Securities	1,259	—	1,259
Loan Agreements	1,194	—	1,194
Mortgage-Backed Securities	16,474	—	16,474
Municipal Bonds	1,912	—	1,912
U.S. Government Securities	2,197	—	2,197
Equity Securities:
Common Stocks	74,778	74,778	—
Preferred Stocks	717	117	600
Short-Term Investments	446	446	—

Total Investments	$125,655	$75,341	$50,314

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Variable Insurance Trust, a Trust consisting of eight diversified and one non-diversified Series (each, a “Series”) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Series, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non–U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non–U.S. markets close (where the security is principally traded) and the time that a Series calculates its

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non–U.S. markets. In such cases a Series fair values non–U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non–U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (ETFs) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedules of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Series’ Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

At March 31, 2015, the Series did not hold any securities that were both illiquid and restricted.

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Capital Growth Series	$139,085	$ 84,728	$ (1,528)	$ 83,200
Growth and Income Series	98,703	38,426	(1,478)	36,948
International Series	187,992	87,824	(19,544)	68,280
Multi-Sector Fixed Income Series	149,919	5,821	(7,238)	(1,417)
Premium AlphaSector® Series	24,965	32	(189)	(157)
Real Estate Securities Series	57,437	47,525	(95)	47,430
Small-Cap Growth Series	42,395	21,438	(310)	21,128
Small-Cap Value Series	80,539	31,339	(399)	30,940
Strategic Allocation Series	104,061	23,147	(1,553)	21,594

NOTE 4 — REGULATORY MATTERS AND LITIGATION

From time to time, the Series’ investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Series’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled — In the Matter of F-SQUARED INVESTMENTS INC., the SEC staff informed the Funds’ investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter.

NOTE 5 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Series through the date the Schedules of Investments were filed, and has determined that the following subsequent event requires recognition or disclosure in the Notes to Schedules of Investments.

Effective May 14, 2015, Virtus Premium AlphaSector® Series changed its name to Virtus Equity Trend Series. In addition to the name change, the principal investment strategies and investment advisory fees also changed. In connection with these changes, Virtus Investment Advisers, Inc., the Series’ investment adviser, and Euclid Advisors LLC, the Series’ subadviser, will continue to serve in their respective capacities; however, F-Squared Institutional Investors, LLC has been terminated.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	05/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	05/29/15

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	05/29/15

* Print the name and title of each signing officer under his or her signature.